Policyholder Claims and Benefits - Summary of Policyholder Claims and Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for insurance contracts	€ 30,620	€ (2,639)	€ 22,741
Other	(50)	9	(34)
Total	56,797	10,557	45,599
Life insurance general account [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	18,824	19,673	23,634
Non-life insurance [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	1,635	1,658	1,903
Investment contracts 1 [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for investment contracts	€ 5,768	€ (8,143)	€ (2,644)